Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Capital Expenditure (Details) - Dec. 31, 2018	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 1,102,000	$ 160,279
2020	¥ 252,000	$ 36,652